Commitments And Contingencies (Nuclear Fuel Storage) (Details) (USD $) In Millions, unless otherwise specified		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Aug. 03, 2011 Pacific Gas And Electric Company [Member]	Mar. 30, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2004 Pacific Gas And Electric Company [Member]
PG&E retains a guarantee related to certain obligations of its former subsidiary, National Energy and Gas Transmission, Inc.	$ 150
Costs incurred that the Utility sought recovery for					92
Amount of costs awarded by U.S. Court of Federal Claims				89
Number of complaints filed			2
Costs incurred to build on-site spent nuclear fuel storage facilities		$ 205